Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	232.56
Maximum Aggregate Offering Price	$ 116,280,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,058.27
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock, par value $1.00 per share (“Common Stock”) of Alexander’s, Inc. (the “Company”) as may be offered or issued under the Company’s 2026 Omnibus Stock Plan (the “2026 Plan”), resulting from any stock split, dividend, recapitalization or other similar transactions which results in an increase in the number of outstanding shares of Common Stock.Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on the New York Stock Exchange on May 18, 2026.